Submission	Jan. 09, 2026
Submission [Line Items]
Central Index Key	0000768408
Registrant Name	CYANOTECH CORPORATION
Form Type	SC 13E3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A